Earnings and Loss per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of Earnings and loss per share

	Year ended December 31,
	2025	2024	2023
	(Euros in thousands, except share and per share data)
Numerator:
Net Profit/(loss)	(196,447)	15,218	(94,649)
Adjustments of profit or loss	—	—	—
Net Profit/(loss) available to common shareholders	(196,447)	15,218	(94,649)

Denominator:
Weighted average shares outstanding - Basic	122,348,434	105,744,929	80,546,682
Effect of potentially dilutive warrants / shares option	—	1,050,171	—
Weighted average shares outstanding - Diluted	122,348,434	106,795,100	80,546,682

Earning/(Loss) per share - Basic	(1.61)	0.14	(1.18)
Earning/(Loss) per share - Diluted	(1.61)	0.14	(1.18)